Lease Agreements (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Leases [Abstract]
Schedule of Operating Lease Right-of-Use Assets and Operating Lease Liabilities
Right-of-use assets:
Operating right-of-use assets	$249,299
Operating lease liabilities:
Current portion of long term payable	135,099
Financing leases payable, less current portion	114,200

Total financing lease liabilities	$249,299

Right of use assets
Operating right of use assets	$223,982
Operating lease liabilities
Current portion of long term notes payable	114,288
Notes payable, less current portion	109,694
Total operating lease liabilities	$223,982

Schedule of Operating Lease Maturities	As of September 30, 2020, financing lease maturities are as follows:

Period ending September 30,
2021	$135,099
2022	81,523
2022	32,677

$249,299
As of June 30, 2020, operating lease maturities are as follows:

Period ending June 30,
2021	$114,288
2022	109,694
$223,982